CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2011	$ 159,858	$ 86	$ 204,735	$ 97,925	$ 2,340	$ (145,228)
Balance (in shares) at Dec. 31, 2011		85,651
Increase (Decrease) in Stockholders' Equity
Net (loss) income	25,689			25,689
Foreign currency translation	218				218
Share-based compensation expense	6,655		6,655
Exercise of options	6,601	$ 1	6,600
Exercise of options (in shares)		1,726
Restricted share vesting withholdings	(262)					(262)
Restricted shares vested (in shares)		168
Balance at Dec. 31, 2012	198,759	$ 87	217,990	123,614	2,558	(145,490)
Balance (in shares) at Dec. 31, 2012		87,545
Increase (Decrease) in Stockholders' Equity
Net (loss) income	24,398			24,398
Foreign currency translation	269				269
Share-based compensation expense	5,078		5,078
Exercise of options	8,450	$ 2	8,448
Exercise of options (in shares)		1,618
Treasury share repurchases	(18,241)					(18,241)
Restricted share vesting withholdings	(109)					(109)
Restricted shares vested (in shares)		70
Balance at Dec. 31, 2013	218,604	$ 89	231,516	148,012	2,827	(163,840)
Balance (in shares) at Dec. 31, 2013		89,233
Increase (Decrease) in Stockholders' Equity
Net (loss) income	12,140			12,140
Foreign currency translation	(1,258)				(1,258)
Share-based compensation expense	8,876		8,876
Exercise of options	5,291	$ 1	5,290
Exercise of options (in shares)		971
Treasury share repurchases	(11,721)					(11,721)
Restricted share vesting withholdings	(459)					(459)
Restricted shares vested (in shares)		201
Balance at Dec. 31, 2014	$ 231,473	$ 90	$ 245,682	$ 160,152	$ 1,569	$ (176,020)
Balance (in shares) at Dec. 31, 2014		90,405